Segment Reporting (Tables)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 28, 2025	Dec. 31, 2024	Dec. 28, 2024
Segment Reporting (Tables) [Line Items]
Schedule of Reportable Segments

The following tables set forth certain financial information for each of the Company’s reportable segments for the periods indicated:

	Three Months Ended June 30, 2025 (Successor)
	United States	Canada	Corporate and Eliminations	Total
Service revenue	$164,079	$150,339	$(493)	$313,925
Cost of revenue	126,251	114,066	(493)	239,824
Gross profit	$37,828	$36,273	$—	$74,101
Depreciation and amortization	18,025	11,512	—	29,537
Total assets	1,143,743	1,098,615	—	2,242,358
Long-lived assets (1)	110,042	75,633	—	185,675
	Three Months Ended June 30, 2024 (Predecessor)
	United States	Canada	Corporate and Eliminations	Total
Service revenue	$165,623	$144,036	$(367)	$309,292
Cost of revenue	121,544	107,496	(367)	228,673
Gross profit	$44,079	$36,540	$—	$80,619
Depreciation and amortization	11,983	7,687	—	19,670
Total assets	768,684	510,323	—	1,279,007
Long-lived assets (1)	72,472	43,284	—	115,756
	Six Months Ended June 30, 2025 (Successor)
	United States	Canada	Corporate and Eliminations	Total
Service revenue	$311,769	$237,311	$(940)	$548,140
Cost of revenue	245,847	185,463	(940)	430,370
Gross profit	$65,922	$51,848	$—	$117,770
Depreciation and amortization	35,902	22,234	—	58,136

	Six Months Ended June 30, 2024 (Predecessor)
	United States	Canada	Corporate and Eliminations	Total
Service revenue	$308,927	$224,191	$(764)	$532,354
Cost of revenue	227,852	168,799	(764)	395,887
Gross profit	$81,075	$55,392	$—	$136,467
Depreciation and amortization	23,924	14,839	—	38,763

The following tables set forth certain financial information for each of the Company’s reportable segments for the periods indicated:

	Successor
	July 30 to December 31, 2024
	United States	Canada	Corporate & Eliminations	Total
Service revenue	$267,136	$197,541	$(1,150)	$463,527
Cost of revenue	208,574	152,424	(1,150)	359,848
Gross profit	58,562	45,117	—	103,679
Depreciation and amortization	28,979	18,334	—	47,313
Total assets	1,172,900	1,034,839	—	2,207,739
Long-lived assets (1)	119,354	69,879	—	189,233

	Predecessor
	January 1 to July 29, 2024
	United States	Canada	Corporate & Eliminations	Total
Service revenue	$363,474	$271,859	$(1,467)	$633,866
Cost of revenue	255,335	218,013	(1,467)	471,881
Gross profit	108,139	53,846	—	161,985
Depreciation and amortization	28,402	17,375	—	45,777
	Predecessor
	January 1 to December 31, 2023
	United States	Canada	Corporate & Eliminations	Total
Service revenue	$643,847	$409,150	$(2,940)	$1,050,057
Cost of revenue	498,964	314,510	(2,940)	810,534
Gross profit	144,883	94,640	—	239,523
Depreciation and amortization	60,997	33,821	—	94,818
Total assets	745,925	516,690	—	1,262,615
Long-lived assets (1)	69,926	42,338	—	112,264

	Predecessor
	January 1 to December 31, 2022
	United States	Canada	Corporate & Eliminations	Total
Service revenue	$516,055	$416,042	$(3,771)	$928,326
Cost of revenue	403,463	325,683	(3,771)	725,375
Gross profit	112,592	90,359	—	202,951
Depreciation and amortization	53,236	33,201	—	86,437
Total assets	817,417	482,944	—	1,300,361
Long-lived assets (1)	87,941	46,259	—	134,200

1.	Long-lived assets consists of plant, property and equipment as identified in “Note 7. Plant, Property, and Equipment”

NV5 Global, Inc. [Member]
Segment Reporting (Tables) [Line Items]
Schedule of Reportable Segments	The following tables set forth summarized financial information concerning our reportable segments:
	Three Months Ended June 28,
	2025
	INF	BTS	GEO	Total
Gross revenues	$101,425	$75,455	$75,104	$251,984
Less:
Direct Labor	31,637	19,131	13,675	64,443
Indirect Labor	16,319	14,809	13,010	44,138
Sub-consultant services	13,420	15,964	17,750	47,134
Other direct costs(1)	4,816	1,737	7,163	13,716
General and administrative expense	6,715	4,014	2,806	13,535
Depreciation	1,015	374	560	1,949
Other segment items(2)	11,033	7,102	6,663	24,798
Total segment income before taxes	$16,470	$12,324	$13,477	$42,271
	Three Months Ended June 29,
	2024
	INF	BTS	GEO	Total
Gross revenues	$100,845	$63,607	$66,854	$231,306
Less:
Direct Labor	30,139	16,890	14,361	61,390
Indirect Labor	13,657	12,355	13,343	39,355
Sub-consultant services	15,400	12,455	7,948	35,803
Other direct costs(1)	6,512	1,269	6,542	14,323
General and administrative expense	6,985	3,545	3,666	14,196
Depreciation	878	326	801	2,005
Other segment items(2)	10,194	6,385	6,885	23,464
Total segment income before taxes	$17,080	$10,382	$13,308	$40,770
	Three Months Ended
Reconciliation of segment income before taxes	June 28, 2025	June 29, 2024
Total segment income before taxes	$42,271	$40,770
Corporate(1)	(29,112)	(36,550)
Total income before taxes	$13,159	$4,220
	Three Months Ended
Reconciliation of other segment disclosures	June 28, 2025	June 29, 2024
Depreciation
Total segment depreciation	$3,856	$3,529
Corporate	627	496
Total depreciation	$4,483	$4,025

	Six Months Ended June 28,
	2025
	INF	BTS	GEO	Total
Gross revenues	$202,261	$145,649	$138,120	$486,030
Less:
Direct Labor	60,332	36,916	26,441	123,689
Indirect Labor	32,469	28,384	26,161	87,014
Sub-consultant services	28,890	30,293	27,109	86,292
Other direct costs(1)	9,876	3,104	13,175	26,155
General and administrative expense	13,680	7,873	6,760	28,313
Depreciation	2,049	733	1,150	3,932
Other segment items(2)	21,892	14,265	13,987	50,144
Total segment income before taxes	$33,073	$24,081	$23,337	$80,491
	Six Months Ended June 29,
	2024
	INF	BTS	GEO	Total
Gross revenues	$191,096	$123,582	$129,186	$443,864
Less:
Direct Labor	57,029	32,277	28,539	117,845
Indirect Labor	26,536	23,795	26,177	76,508
Sub-consultant services	28,639	23,232	15,544	67,415
Other direct costs(1)	11,646	3,503	11,925	27,074
General and administrative expense	13,468	7,189	7,805	28,462
Depreciation	1,699	635	1,594	3,928
Other segment items(2)	19,958	12,469	14,669	47,096
Total segment income before taxes	$32,121	$20,482	$22,933	$75,536
	Six Months Ended
Reconciliation of segment income before taxes	June 28, 2025	June 29, 2024
Total segment income before taxes	$80,491	$75,536
Corporate(1)	(66,502)	(71,206)
Total income before taxes	$13,989	$4,330
	Six Months Ended
Reconciliation of other segment disclosures	June 28, 2025	June 29, 2024
Depreciation
Total segment depreciation	$7,597	$7,013
Corporate	1,439	935
Total depreciation	$9,036	$7,948

	June 28, 2025	December 28, 2024
Assets
INF	$290,330	$298,967
BTS	286,387	271,351
GEO	593,715	614,925
Corporate(1)	134,947	130,113
Total assets	$1,305,379	$1,315,356
The following tables set forth summarized financial information concerning our reportable segments:
	Fiscal Year Ended December 28,
	2024
	INF	BTS	GEO	Total
Gross revenues	$403,241	$255,598	$282,426	$941,265
Less:
Direct Labor	116,358	65,657	54,741	236,756
Indirect Labor	56,867	50,325	52,371	159,563
Sub-consultant services	65,643	50,320	45,601	161,564
Other direct costs(1)	27,066	5,850	26,796	59,712
General and administrative expense	27,241	14,474	13,570	55,285
Depreciation	3,534	1,376	3,084	7,994
Other segment items(2)	38,178	25,036	27,269	90,483
Total segment income before taxes	$68,354	$42,560	$58,994	$169,908
	Fiscal Year Ended December 30,
	2023
	INF	BTS	GEO	Total
Gross revenues	$374,986	$222,804	$259,365	$857,155
Less:
Direct Labor	104,427	60,481	50,700	215,608
Indirect Labor	44,325	41,833	45,815	131,973
Sub-consultant services	66,432	36,780	47,001	150,213
Other direct costs(1)	33,691	7,844	23,553	65,088
General and administrative expense	23,479	13,374	15,379	52,232
Depreciation	2,912	1,236	3,430	7,578
Other segment items(2)	34,112	22,446	25,970	82,528
Total segment income before taxes	$65,608	$38,810	$47,517	$151,935
	Fiscal Year Ended December 31,
	2022
	INF	BTS	GEO	Total
Gross revenues	$395,878	$232,577	$158,323	$786,778
Less:
Direct Labor	103,893	56,833	26,080	186,806
Indirect Labor	45,373	41,112	25,647	112,132
Sub-consultant services	78,337	48,099	27,205	153,641
Other direct costs(1)	39,722	5,423	15,212	60,357
General and administrative expense	22,862	12,379	6,223	41,464
Depreciation	2,964	1,110	2,306	6,380
Other segment items(2)	34,468	23,811	13,010	71,289
Total segment income before taxes	$68,259	$43,810	$42,640	$154,709
	Fiscal Years Ended
	December 28, 2024	December 30, 2023	December 31, 2022
Reconciliation of segment income before taxes
Total segment income before taxes	$169,908	$151,935	$154,709
Corporate(1)	(143,655)	(104,932)	(92,335)
Total income before taxes	$26,253	$47,003	$62,374
	Fiscal Years Ended
	December 28, 2024	December 30, 2023	December 31, 2022
Reconciliation of other segment disclosures
Depreciation
Total segment depreciation	$14,012	$13,112	$11,505
Corporate	2,184	1,231	217
Total depreciation	$16,196	$14,343	$11,722

	December 28, 2024	December 30, 2023
Assets
INF	$298,967	$222,435
BTS	271,351	243,154
GEO	614,925	610,845
Corporate(1)	130,113	107,761
Total assets	$1,315,356	$1,184,195

Schedule of Gross Revenue Classified by Major Geographic Areas	Gross revenue, classified by the major geographic areas in which the Company’s customers were located, were as follows:
	Three Months Ended June 28, 2025				Six Months Ended June 28, 2025
	INF	BTS	GEO	Total	INF	BTS	GEO	Total
United States	$101,425	$53,829	$71,024	$226,278	$202,261	$102,654	$128,354	$433,269
Foreign	—	21,626	4,080	25,706	—	42,995	9,766	52,761
Total gross revenues	$101,425	$75,455	$75,104	$251,984	$202,261	$145,649	$138,120	$486,030

	Three Months Ended June 29, 2024				Six Months Ended June 29, 2024
	INF	BTS	GEO	Total	INF	BTS	GEO	Total
United States	$100,845	$48,606	$62,956	$212,407	$191,096	$95,979	$121,486	$408,561
Foreign	—	15,001	3,898	18,899	—	27,603	7,700	35,303
Total gross revenues	$100,845	$63,607	$66,854	$231,306	$191,096	$123,582	$129,186	$443,864
Gross revenue, classified by the major geographic areas in which our customers were located, were as follows:
	Fiscal Year 2024
	INF	BTS	GEO	Total
United States	$403,241	$189,493	$265,508	$858,242
Foreign	—	66,105	16,918	83,023
Total gross revenues	$403,241	$255,598	$282,426	$941,265

	Fiscal Year 2023
	INF	BTS	GEO	Total
United States	$374,986	$184,338	$243,678	$803,002
Foreign	—	38,466	15,687	54,153
Total gross revenues	$374,986	$222,804	$259,365	$857,155

	Fiscal Year 2022
	INF	BTS	GEO	Total
United States	$395,878	$204,036	$154,584	$754,498
Foreign	—	28,541	3,739	32,280
Total gross revenues	$395,878	$232,577	$158,323	$786,778

Schedule of Gross Revenue by Customer

Gross revenue by customer were as follows:

	Three Months Ended June 28, 2025				Six Months Ended June 28, 2025
	INF	BTS	GEO	Total	INF	BTS	GEO	Total
Public and quasi-public sector	$73,151	$18,861	$57,268	$149,280	$147,081	$36,345	$104,256	$287,682
Private sector	28,274	56,594	17,836	102,704	55,180	109,304	33,864	198,348
Total gross revenues	$101,425	$75,455	$75,104	$251,984	$202,261	$145,649	$138,120	$486,030

	Three Months Ended June 29, 2024				Six Months Ended June 29, 2024
	INF	BTS	GEO	Total	INF	BTS	GEO	Total
Public and quasi-public sector	$75,628	$14,806	$54,778	$145,212	$142,519	$29,865	$104,859	$277,243
Private sector	25,217	48,801	12,076	86,094	48,577	93,717	24,327	166,621
Total gross revenues	$100,845	$63,607	$66,854	$231,306	$191,096	$123,582	$129,186	$443,864

Gross revenue by customer were as follows:

	Fiscal Year 2024
	INF	BTS	GEO	Total
Public and quasi-public sector	$307,421	$57,753	$226,742	$591,916
Private sector	95,820	197,845	55,684	349,349
Total gross revenues	$403,241	$255,598	$282,426	$941,265

	Fiscal Year 2023
	INF	BTS	GEO	Total
Public and quasi-public sector	$301,427	$61,313	$218,525	$581,265
Private sector	73,559	161,491	40,840	275,890
Total gross revenues	$374,986	$222,804	$259,365	$857,155

	Fiscal Year 2022
	INF	BTS	GEO	Total
Public and quasi-public sector	$312,817	$61,726	$128,786	$503,329
Private sector	83,061	170,851	29,537	283,449
Total gross revenues	$395,878	$232,577	$158,323	$786,778

Schedule of Gross Revenues by Contract Type

Gross revenues by contract type were as follows:

	Three Months Ended June 28, 2025				Six Months Ended June 28, 2025
	INF	BTS	GEO	Total	INF	BTS	GEO	Total
Cost-reimbursable contracts	$94,988	$52,397	$70,942	$218,327	$190,278	$103,269	$131,966	$425,513
Fixed-unit price contracts	6,437	23,058	4,162	33,657	11,983	42,380	6,154	60,517
Total gross revenues	$101,425	$75,455	$75,104	$251,984	$202,261	$145,649	$138,120	$486,030

	Three Months Ended June 29, 2024				Six Months Ended June 29, 2024
	INF	BTS	GEO	Total	INF	BTS	GEO	Total
Cost-reimbursable contracts	$96,738	$46,778	$63,579	$207,095	$183,167	$92,511	$124,343	$400,021
Fixed-unit price contracts	4,107	16,829	3,275	24,211	7,929	31,071	4,843	43,843
Total gross revenues	$100,845	$63,607	$66,854	$231,306	$191,096	$123,582	$129,186	$443,864

Gross revenues by contract type were as follows:

	Fiscal Year 2024
	INF	BTS	GEO	Total
Cost-reimbursable contracts	$379,518	$187,995	$272,780	$840,293
Fixed-unit price contracts	23,723	67,603	9,646	100,972
Total gross revenues	$403,241	$255,598	$282,426	$941,265

	Fiscal Year 2023
	INF	BTS	GEO	Total
Cost-reimbursable contracts	$359,423	$162,721	$251,485	$773,629
Fixed-unit price contracts	15,563	60,083	7,880	83,526
Total gross revenues	$374,986	$222,804	$259,365	$857,155

	Fiscal Year 2022
	INF	BTS	GEO	Total
Cost-reimbursable contracts	$379,818	$155,632	$157,992	$693,442
Fixed-unit price contracts	16,060	76,945	331	93,336
Total gross revenues	$395,878	$232,577	$158,323	$786,778